PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.6%
Communication Services : 3.5%
5,506
(1)
AMC Entertainment
Holdings, Inc. - Class A
$ 43,993
0.0
523
Cable One, Inc.
321,980
0.0
22,939
(1)
DISH Network Corp. -
Class A
134,423
0.0
25,387
Electronic Arts, Inc.
3,056,595
0.4
24,559
Fox Corp. - Class A
766,241
0.1
12,448
Fox Corp. - Class B
359,498
0.0
22,686
(1)
Frontier
Communications
Parent, Inc.
355,036
0.0
6,862
(1)
IAC, Inc.
345,776
0.0
35,734  Interpublic Group of
Cos., Inc.
1,024,136
0.1
11,555  Iridium
Communications, Inc.
525,637
0.1
1,528
(1)
Liberty Broadband
Corp. - Class A
138,910
0.0
10,794
(1)
Liberty Broadband
Corp. - Class C
985,708
0.1
2,203
(1)
Liberty Media Corp.-
Liberty Formula One -
Class A, Tracking Stock
124,558
0.0
17,976
(1)
Liberty Media Corp.-
Liberty Formula One -
Class C, Tracking Stock
1,119,905
0.1
1,834
(1)
Liberty Media Corp.-
Liberty Live - Class A,
Tracking Stock
58,541
0.0
4,327
(1)
Liberty Media Corp.-
Liberty Live - Class C,
Tracking Stock
138,897
0.0
14,222
(1)
Liberty Media Corp.-
Liberty SiriusXM,
Tracking Stock
362,092
0.1
6,881
(1)
Liberty Media Corp.-
Liberty SiriusXM - Class
A, Tracking Stock
175,121
0.0
14,505
(1)
Live Nation
Entertainment, Inc.
1,204,495
0.1
1,723  Madison Square
Garden Sports Corp.
303,765
0.0
25,837
(1)
Match Group, Inc.
1,012,164
0.1
14,965  New York Times Co. -
Class A
616,558
0.1
35,285
News Corp. - Class A
707,817
0.1
10,790
News Corp. - Class B
225,187
0.0
3,171  Nexstar Media Group,
Inc.
454,626
0.1
18,290
Omnicom Group, Inc.
1,362,239
0.2
858
(2)
Paramount Global -
Class A
13,548
0.0
53,462
(2)
Paramount Global -
Class B
689,660
0.1
54,995
(1)
Pinterest, Inc. - Class A
1,486,515
0.2
2,207
(1)
Playtika Holding Corp.
21,253
0.0
42,560
(1)
ROBLOX Corp. - Class
A
1,232,538
0.1
11,421
(1)
Roku, Inc.
806,208
0.1
59,700
(2)
Sirius XM Holdings, Inc.
269,844
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Communication Services: (continued)
12,997
(1)
Spotify Technology SA
$ 2,009,856
0.2
15,288
(1)
Take-Two Interactive
Software, Inc.
2,146,282
0.3
3,995  TKO Group Holdings,
Inc.
335,820
0.0
40,837
(1)
Trade Desk, Inc. - Class
A
3,191,412
0.4
10,291
(1)
TripAdvisor, Inc.
170,625
0.0
204,289
(1)
Warner Bros Discovery,
Inc.
2,218,579
0.3
28,909
(1)
ZoomInfo Technologies,
Inc.
474,108
0.1
30,990,146
3.5
Consumer Discretionary : 10.3%
19,686
ADT, Inc.
118,116
0.0
5,502  Advance Auto Parts,
Inc.
307,727
0.0
25,095
(1)
Aptiv PLC
2,474,116
0.3
21,702
Aramark
753,059
0.1
2,724
(1)
AutoNation, Inc.
412,414
0.0
21,234
Bath & Body Works, Inc.
717,709
0.1
18,060
Best Buy Co., Inc.
1,254,628
0.1
21,618
BorgWarner, Inc.
872,719
0.1
6,808
Boyd Gaming Corp.
414,131
0.0
5,321
(1)
Bright Horizons Family
Solutions, Inc.
433,449
0.1
6,571
Brunswick Corp.
519,109
0.1
5,988
(1)
Burlington Stores, Inc.
810,176
0.1
19,063
(1)
Caesars Entertainment,
Inc.
883,570
0.1
10,580
(1)
Capri Holdings Ltd.
556,614
0.1
14,640
(1)
CarMax, Inc.
1,035,487
0.1
92,135
(1)
Carnival Corp.
1,264,092
0.1
3,409
Carter's, Inc.
235,732
0.0
1,496
(1)
Cava Group, Inc.
45,822
0.0
2,816
(2)
Choice Hotels
International, Inc.
344,988
0.0
6,589
Churchill Downs, Inc.
764,588
0.1
3,312  Columbia Sportswear
Co.
245,419
0.0
101,574
(1)
Coupang, Inc.
1,726,758
0.2
5,638
(1)
Crocs, Inc.
497,441
0.1
11,190  Darden Restaurants,
Inc.
1,602,632
0.2
2,429
(1)
Deckers Outdoor Corp.
1,248,725
0.1
5,570  Dick's Sporting Goods,
Inc.
604,791
0.1
19,336
(1)
Dollar Tree, Inc.
2,058,317
0.2
3,280
Domino's Pizza, Inc.
1,242,431
0.1
27,971
(1)
DoorDash, Inc. - Class
A
2,222,855
0.3
28,837
DR Horton, Inc.
3,099,112
0.4
38,750
(1)
DraftKings, Inc. - Class
A
1,140,800
0.1
49,551
eBay, Inc.
2,184,704
0.2
11,373
(1)
Etsy, Inc.
734,468
0.1
13,313
(1)
Expedia Group, Inc.
1,372,171
0.2
5,078
(1)
Five Below, Inc.
817,050
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
9,645
(1)
Floor & Decor Holdings,
Inc. - Class A
$ 872,872
0.1
24,819
(1)(2)
GameStop Corp. -
Class A
408,521
0.0
18,009
Gap, Inc.
191,436
0.0
14,244
Garmin Ltd.
1,498,469
0.2
21,716
Gentex Corp.
706,639
0.1
13,004
Genuine Parts Co.
1,877,517
0.2
2,800
(1)
Grand Canyon
Education, Inc.
327,264
0.0
14,071
H&R Block, Inc.
605,897
0.1
12,140
Harley-Davidson, Inc.
401,348
0.0
12,109
Hasbro, Inc.
800,889
0.1
23,825  Hilton Worldwide
Holdings, Inc.
3,578,038
0.4
4,246  Hyatt Hotels Corp. -
Class A
450,416
0.1
10,240
Kohl's Corp.
214,630
0.0
5,441
Lear Corp.
730,182
0.1
12,276
Leggett & Platt, Inc.
311,933
0.0
23,048
Lennar Corp. - Class A
2,586,677
0.3
1,246
Lennar Corp. - Class B
127,379
0.0
2,508
Lithia Motors, Inc.
740,688
0.1
24,692
LKQ Corp.
1,222,501
0.1
69,040
(1)(2)
Lucid Group, Inc.
385,934
0.0
25,071
Macy's, Inc.
291,074
0.0
3,385  Marriott Vacations
Worldwide Corp.
340,632
0.0
32,620
(1)
Mattel, Inc.
718,619
0.1
27,106  MGM Resorts
International
996,417
0.1
7,011
(1)
Mister Car Wash, Inc.
38,631
0.0
4,901
(1)
Mohawk Industries, Inc.
420,555
0.0
1,831
Murphy USA, Inc.
625,708
0.1
35,249
Newell Brands, Inc.
318,298
0.0
10,573
(2)
Nordstrom, Inc.
157,961
0.0
39,175
(1)
Norwegian Cruise Line
Holdings Ltd.
645,604
0.1
273
(1)
NVR, Inc.
1,627,981
0.2
5,711
(1)
Ollie's Bargain Outlet
Holdings, Inc.
440,775
0.1
28,565
(1)
Peloton Interactive, Inc.
- Class A
144,253
0.0
14,203
(1)
Penn Entertainment,
Inc.
325,959
0.0
1,861  Penske Automotive
Group, Inc.
310,899
0.0
7,679
(1)
Petco Health &
Wellness Co., Inc.
31,407
0.0
4,370
Phinia, Inc.
117,072
0.0
7,899
(1)
Planet Fitness, Inc. -
Class A
388,473
0.0
4,995
Polaris, Inc.
520,179
0.1
3,521
Pool Corp.
1,253,828
0.1
20,203
PulteGroup, Inc.
1,496,032
0.2
5,779
PVH Corp.
442,151
0.1
27,262
(1)(2)
QuantumScape Corp.
182,383
0.0
3,699
Ralph Lauren Corp.
429,417
0.1
1,599
(1)
RH
422,712
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
61,421
(1)(2)
Rivian Automotive, Inc.
- Class A
$ 1,491,302
0.2
31,123
Ross Stores, Inc.
3,515,343
0.4
21,698
(1)
Royal Caribbean
Cruises Ltd.
1,999,254
0.2
13,602  Service Corp.
International
777,218
0.1
12,335
(1)
Skechers USA, Inc. -
Class A
603,798
0.1
21,871
Tapestry, Inc.
628,791
0.1
15,461  Tempur Sealy
International, Inc.
670,080
0.1
6,195
Texas Roadhouse, Inc.
595,339
0.1
4,747
Thor Industries, Inc.
451,582
0.1
10,098
Toll Brothers, Inc.
746,848
0.1
2,936
(1)
TopBuild Corp.
738,698
0.1
10,153
Tractor Supply Co.
2,061,567
0.2
6,660
Travel + Leisure Co.
244,622
0.0
4,637
(1)
Ulta Beauty, Inc.
1,852,250
0.2
17,656
(1)
Under Armour, Inc. -
Class A
120,944
0.0
18,720
(1)
Under Armour, Inc. -
Class C
119,434
0.0
3,541
Vail Resorts, Inc.
785,712
0.1
32,396
VF Corp.
572,437
0.1
7,133
(1)
Victoria's Secret & Co.
118,978
0.0
7,622
(1)(2)
Wayfair, Inc. - Class A
461,664
0.1
16,028
Wendy's Co.
327,131
0.0
4,958
Whirlpool Corp.
662,885
0.1
5,904
Williams-Sonoma, Inc.
917,482
0.1
2,775
Wingstop, Inc.
499,056
0.1
7,790  Wyndham Hotels &
Resorts, Inc.
541,717
0.1
9,627
Wynn Resorts Ltd.
889,631
0.1
8,027
(1)
YETI Holdings, Inc.
387,062
0.0
25,983
Yum! Brands, Inc.
3,246,316
0.4
91,769,311
10.3
Consumer Staples : 3.4%
38,604  Albertsons Cos., Inc. -
Class A
878,241
0.1
12,327
(1)
BJ's Wholesale Club
Holdings, Inc.
879,778
0.1
871
(1)
Boston Beer Co., Inc. -
Class A
339,281
0.0
4,535  Brown-Forman Corp. -
Class A
263,483
0.0
17,044  Brown-Forman Corp. -
Class B
983,268
0.1
13,842
Bunge Ltd.
1,498,396
0.2
17,727
Campbell Soup Co.
728,225
0.1
3,451  Casey's General Stores,
Inc.
937,016
0.1
4,435
(1)
Celsius Holdings, Inc.
761,046
0.1
22,647  Church & Dwight Co.,
Inc.
2,075,145
0.2
11,465
Clorox Co.
1,502,603
0.2
44,097
Conagra Brands, Inc.
1,209,140
0.1
33,385
(1)
Coty, Inc. - Class A
366,233
0.0
14,686
(1)
Darling Ingredients, Inc.
766,609
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
17,412
Flowers Foods, Inc.
$ 386,198
0.1
4,231
(1)
Freshpet, Inc.
278,738
0.0
8,795
(1)
Grocery Outlet Holding
Corp.
253,736
0.0
26,830
Hormel Foods Corp.
1,020,345
0.1
6,112
Ingredion, Inc.
601,421
0.1
9,146
J M Smucker Co.
1,124,135
0.1
24,087
Kellogg Co.
1,433,417
0.2
60,470
Kroger Co.
2,706,033
0.3
13,473  Lamb Weston Holdings,
Inc.
1,245,714
0.1
23,297
McCormick & Co., Inc.
1,762,185
0.2
16,201  Molson Coors Beverage
Co. - Class B
1,030,222
0.1
12,203
(1)
Olaplex Holdings, Inc.
23,796
0.0
14,200
(1)
Performance Food
Group Co.
835,812
0.1
3,846
(1)
Pilgrim's Pride Corp.
87,804
0.0
4,957
(1)
Post Holdings, Inc.
425,013
0.1
5,032  Reynolds Consumer
Products, Inc.
128,970
0.0
23
Seaboard Corp.
86,319
0.0
3,720  Spectrum Brands
Holdings, Inc.
291,462
0.0
25,757  Tyson Foods, Inc. -
Class A
1,300,471
0.2
20,999
(1)
US Foods Holding
Corp.
833,660
0.1
66,417  Walgreens Boots
Alliance, Inc.
1,477,114
0.2
30,521,029
3.4
Energy : 5.4%
31,416
Antero Midstream Corp.
376,364
0.0
26,205
(1)
Antero Resources Corp.
665,083
0.1
28,758
APA Corp.
1,181,954
0.1
93,880
Baker Hughes Co.
3,315,842
0.4
22,472
Cheniere Energy, Inc.
3,729,453
0.4
11,758  Chesapeake Energy
Corp.
1,013,892
0.1
69,166
Coterra Energy, Inc.
1,870,940
0.2
59,396
Devon Energy Corp.
2,833,189
0.3
16,796  Diamondback Energy,
Inc.
2,601,364
0.3
8,991
DT Midstream, Inc.
475,804
0.1
33,415
EQT Corp.
1,355,981
0.2
83,254
Halliburton Co.
3,371,787
0.4
25,755
Hess Corp.
3,940,515
0.4
13,083
HF Sinclair Corp.
744,815
0.1
57,614
Marathon Oil Corp.
1,541,175
0.2
6,001  New Fortress Energy,
Inc.
196,713
0.0
36,353
NOV, Inc.
759,778
0.1
41,416
ONEOK, Inc.
2,627,017
0.3
23,777
Ovintiv, Inc.
1,131,072
0.1
42,675
Phillips 66
5,127,401
0.6
21,693
Range Resources Corp.
703,070
0.1
101,657
(1)
Southwestern Energy
Co.
655,688
0.1
20,727
Targa Resources Corp.
1,776,718
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
40,680
TechnipFMC PLC
$ 827,431
0.1
535  Texas Pacific Land
Corp.
975,605
0.1
112,870
Williams Cos., Inc.
3,802,590
0.4
47,601,241
5.4
Financials : 14.6%
3,304  Affiliated Managers
Group, Inc.
430,643
0.0
20,159
(1)(2)
Affirm Holdings, Inc.
428,782
0.0
55,780
Aflac, Inc.
4,281,115
0.5
55,015
AGNC Investment Corp.
519,342
0.1
24,306
Allstate Corp.
2,707,931
0.3
25,075
Ally Financial, Inc.
669,001
0.1
6,742  American Financial
Group, Inc.
752,879
0.1
9,743  Ameriprise Financial,
Inc.
3,212,072
0.4
45,755  Annaly Capital
Management, Inc.
860,652
0.1
48,348  Apollo Global
Management, Inc.
4,339,716
0.5
33,141
(1)
Arch Capital Group Ltd.
2,641,669
0.3
14,855  Ares Management
Corp. - Class A
1,528,134
0.2
19,623  Arthur J Gallagher &
Co.
4,472,670
0.5
4,901
Assurant, Inc.
703,686
0.1
5,265
Assured Guaranty Ltd.
318,638
0.0
7,202  Axis Capital Holdings
Ltd.
405,977
0.0
72,269  Bank of New York
Mellon Corp.
3,082,273
0.3
9,997
Bank OZK
370,589
0.0
50,244
(1)
Block, Inc.
2,223,799
0.3
41,408
Blue Owl Capital, Inc.
536,648
0.1
2,625
BOK Financial Corp.
209,948
0.0
6,175
(1)
Brighthouse Financial,
Inc.
302,205
0.0
21,979
Brown & Brown, Inc.
1,535,013
0.2
19,550
Carlyle Group, Inc.
589,628
0.1
9,749  Cboe Global Markets,
Inc.
1,522,891
0.2
14,232  Cincinnati Financial
Corp.
1,455,791
0.2
43,875  Citizens Financial
Group, Inc.
1,175,850
0.1
2,437
CNA Financial Corp.
95,896
0.0
15,448
(1)
Coinbase Global, Inc. -
Class A
1,159,836
0.1
19,265  Columbia Banking
System, Inc.
391,080
0.0
12,193
Comerica, Inc.
506,619
0.1
10,589  Commerce Bancshares,
Inc.
508,060
0.1
13,707  Corebridge Financial,
Inc.
270,713
0.0
593
(1)
Credit Acceptance
Corp.
272,851
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,485  Cullen/Frost Bankers,
Inc.
$ 500,287
0.1
23,117  Discover Financial
Services
2,002,626
0.2
13,014
East West Bancorp, Inc.
685,968
0.1
33,130
Equitable Holdings, Inc.
940,561
0.1
3,298
Evercore, Inc. - Class A
454,728
0.1
3,969
Everest Re Group Ltd.
1,475,158
0.2
3,557  FactSet Research
Systems, Inc.
1,555,334
0.2
24,044  Fidelity National
Financial, Inc.
993,017
0.1
54,862  Fidelity National
Information Services,
Inc.
3,032,223
0.3
62,928
Fifth Third Bancorp
1,593,966
0.2
9,286  First American Financial
Corp.
524,566
0.1
1,006  First Citizens
BancShares, Inc. -
Class A
1,388,381
0.2
11,784
First Hawaiian, Inc.
212,701
0.0
51,484
First Horizon Corp.
567,354
0.1
33,128
FNB Corp.
357,451
0.0
26,379
Franklin Resources, Inc.
648,396
0.1
24,243
Global Payments, Inc.
2,797,400
0.3
8,137
Globe Life, Inc.
884,736
0.1
3,289  Hanover Insurance
Group, Inc.
365,013
0.0
28,234  Hartford Financial
Services Group, Inc.
2,002,073
0.2
4,682
Houlihan Lokey, Inc.
501,536
0.1
133,337  Huntington Bancshares,
Inc.
1,386,705
0.2
9,362  Interactive Brokers
Group, Inc. - Class A
810,375
0.1
33,637
Invesco Ltd.
488,409
0.1
12,403  Janus Henderson
Group PLC
320,245
0.0
17,611  Jefferies Financial
Group, Inc.
645,091
0.1
5,577
Kemper Corp.
234,401
0.0
86,355
KeyCorp
929,180
0.1
2,023  Kinsale Capital Group,
Inc.
837,785
0.1
59,854
KKR & Co., Inc.
3,687,006
0.4
10,141
Lazard Ltd. - Class A
314,472
0.0
15,659
Lincoln National Corp.
386,621
0.0
17,128
Loews Corp.
1,084,374
0.1
7,231  LPL Financial Holdings,
Inc.
1,718,447
0.2
15,334
M&T Bank Corp.
1,938,984
0.2
1,217
(1)
Markel Corp.
1,792,020
0.2
3,433  MarketAxess Holdings,
Inc.
733,426
0.1
26,358
MGIC Investment Corp.
439,915
0.0
2,382
Morningstar, Inc.
557,960
0.1
7,116
MSCI, Inc.
3,651,077
0.4
31,664
Nasdaq, Inc.
1,538,554
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
65,992  New York Community
Bancorp, Inc.
$ 748,349
0.1
18,992
Northern Trust Corp.
1,319,564
0.1
213,849
(1)
NU Holdings Ltd./
Cayman Islands - Class
A
1,550,405
0.2
24,877  Old Republic
International Corp.
670,186
0.1
10,394
OneMain Holdings, Inc.
416,695
0.0
6,971  Pinnacle Financial
Partners, Inc.
467,336
0.1
6,520
Popular, Inc.
410,825
0.0
3,361
Primerica, Inc.
652,068
0.1
22,412  Principal Financial
Group, Inc.
1,615,233
0.2
8,070  Prosperity Bancshares,
Inc.
440,461
0.0
34,016  Prudential Financial,
Inc.
3,227,778
0.4
17,531  Raymond James
Financial, Inc.
1,760,638
0.2
86,646
Regions Financial Corp.
1,490,311
0.2
6,162  Reinsurance Group of
America, Inc.
894,661
0.1
4,651  RenaissanceRe
Holdings Ltd.
920,526
0.1
44,643
Rithm Capital Corp.
414,733
0.0
3,726
RLI Corp.
506,326
0.1
61,522
(1)
Robinhood Markets,
Inc. - Class A
603,531
0.1
11,722
(1)(2)
Rocket Cos., Inc. -
Class A
95,886
0.0
8,597
(1)
Ryan Specialty
Holdings, Inc.
416,095
0.0
9,428
SEI Investments Co.
567,848
0.1
5,037
(1)
Shift4 Payments, Inc. -
Class A
278,899
0.0
20,828
SLM Corp.
283,677
0.0
85,008
(1)
SoFi Technologies, Inc.
679,214
0.1
27,304  Starwood Property
Trust, Inc.
528,332
0.1
29,480
State Street Corp.
1,973,981
0.2
9,511
Stifel Financial Corp.
584,356
0.1
38,571
Synchrony Financial
1,179,115
0.1
13,399  Synovus Financial
Corp.
372,492
0.0
20,450  T Rowe Price Group,
Inc.
2,144,592
0.2
4,690
TFS Financial Corp.
55,436
0.0
32,831
(1)
Toast, Inc. - Class A
614,925
0.1
5,946
TPG, Inc.
179,094
0.0
10,636  Tradeweb Markets, Inc.
- Class A
853,007
0.1
18,211
Unum Group
895,799
0.1
8,694
(2)
UWM Holdings Corp.
42,166
0.0
8,279  Virtu Financial, Inc. -
Class A
142,978
0.0
9,078
(3)
Voya Financial, Inc.
603,233
0.1
18,755
W. R. Berkley Corp.
1,190,755
0.1
16,086
Webster Financial Corp.
648,427
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
10,017  Western Alliance
Bancorp
$ 460,482
0.1
3,962
(1)
WEX, Inc.
745,213
0.1
229  White Mountains
Insurance Group Ltd.
342,513
0.0
9,727  Willis Towers Watson
PLC
2,032,554
0.2
5,636
Wintrust Financial Corp.
425,518
0.0
30,783
XP, Inc. - Class A
709,548
0.1
13,482
Zions Bancorp NA
470,387
0.1
129,087,267
14.6
Health Care : 10.9%
8,507
(1)
10X Genomics, Inc. -
Class A
350,914
0.0
8,311
(1)
Acadia Healthcare Co.,
Inc.
584,346
0.1
27,368  Agilent Technologies,
Inc.
3,060,290
0.3
26,910
(1)
agilon health, Inc.
477,922
0.1
7,078
(1)
Align Technology, Inc.
2,161,055
0.2
11,476
(1)
Alnylam
Pharmaceuticals, Inc.
2,032,400
0.2
2,969
(1)
Amedisys, Inc.
277,305
0.0
14,978  AmerisourceBergen
Corp.
2,695,591
0.3
9,241
(1)
Apellis
Pharmaceuticals, Inc.
351,528
0.0
62,542
(1)
Avantor, Inc.
1,318,385
0.2
5,948
(1)
Azenta, Inc.
298,530
0.0
46,868  Baxter International,
Inc.
1,768,798
0.2
13,351
(1)
Biogen, Inc.
3,431,340
0.4
17,346
(1)
BioMarin
Pharmaceutical, Inc.
1,534,774
0.2
1,947
(1)
Bio-Rad Laboratories,
Inc. - Class A
697,902
0.1
14,423
Bio-Techne Corp.
981,774
0.1
9,840
Bruker Corp.
613,032
0.1
23,621
Cardinal Health, Inc.
2,050,775
0.2
16,668
(1)
Catalent, Inc.
758,894
0.1
11,065
(1)
Certara, Inc.
160,885
0.0
4,704
(1)
Charles River
Laboratories
International, Inc.
921,890
0.1
1,360
Chemed Corp.
706,792
0.1
4,504
Cooper Cos., Inc.
1,432,317
0.2
5,004
(1)
DaVita, Inc.
473,028
0.1
19,590  DENTSPLY SIRONA,
Inc.
669,194
0.1
35,843
(1)
Dexcom, Inc.
3,344,152
0.4
11,095
(1)
Doximity, Inc. - Class A
235,436
0.0
45,411
(1)
Elanco Animal Health,
Inc.
510,420
0.1
9,150  Encompass Health
Corp.
614,514
0.1
4,859
(1)
Enovis Corp.
256,215
0.0
15,171
(1)
Envista Holdings Corp.
422,967
0.1
16,549
(1)
Exact Sciences Corp.
1,128,973
0.1
29,719
(1)
Exelixis, Inc.
649,360
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
8,202
(1)
Fortrea Holdings, Inc.
$ 234,495
0.0
10,980
(1)
Globus Medical, Inc. -
Class A
545,157
0.1
12,079
(1)
Henry Schein, Inc.
896,866
0.1
22,524
(1)
Hologic, Inc.
1,563,166
0.2
20,764
(1)
Horizon Therapeutics
PLC
2,402,187
0.3
7,555
(1)
ICON PLC
1,860,419
0.2
1,873
(1)
ICU Medical, Inc.
222,906
0.0
7,631
(1)
IDEXX Laboratories,
Inc.
3,336,807
0.4
14,660
(1)
Illumina, Inc.
2,012,525
0.2
17,085
(1)
Incyte Corp.
987,000
0.1
2,664
(1)
Inspire Medical
Systems, Inc.
528,644
0.1
6,425
(1)
Insulet Corp.
1,024,723
0.1
6,619
(1)
Integra LifeSciences
Holdings Corp.
252,780
0.0
13,195
(1)
Ionis Pharmaceuticals,
Inc.
598,525
0.1
17,085
(1)
IQVIA Holdings, Inc.
3,361,474
0.4
5,657
(1)
Jazz Pharmaceuticals
PLC
732,242
0.1
3,295
(1)
Karuna Therapeutics,
Inc.
557,152
0.1
8,202  Laboratory Corp. of
America Holdings
1,649,012
0.2
10,290
(1)
Maravai LifeSciences
Holdings, Inc. - Class A
102,900
0.0
3,997
(1)
Masimo Corp.
350,457
0.0
2,159
(1)
Medpace Holdings, Inc.
522,759
0.1
2,019
(1)
Mettler-Toledo
International, Inc.
2,237,193
0.3
4,229
(1)
Mirati Therapeutics, Inc.
184,215
0.0
5,355
(1)
Molina Healthcare, Inc.
1,755,851
0.2
9,593
(1)
Natera, Inc.
424,490
0.1
8,957
(1)
Neurocrine Biosciences,
Inc.
1,007,662
0.1
9,723
(1)
Novocure Ltd.
157,026
0.0
23,672
Organon & Co.
410,946
0.0
3,362
(1)
Penumbra, Inc.
813,301
0.1
12,501
Perrigo Co. PLC
399,407
0.0
10,988
Premier, Inc. - Class A
236,242
0.0
21,075
(1)
QIAGEN NV
853,537
0.1
10,381
Quest Diagnostics, Inc.
1,265,029
0.1
4,950
(1)
QuidelOrtho Corp.
361,548
0.0
14,166
(1)
R1 RCM, Inc.
213,482
0.0
5,145
(1)
Repligen Corp.
818,106
0.1
13,461
ResMed, Inc.
1,990,478
0.2
11,705
Revvity, Inc.
1,295,743
0.1
32,189
(1)
Roivant Sciences Ltd.
375,968
0.0
34,418  Royalty Pharma PLC -
Class A
934,105
0.1
8,289
(1)
Sarepta Therapeutics,
Inc.
1,004,793
0.1
12,986
(1)
Seagen, Inc.
2,754,980
0.3
3,360
(1)
Shockwave Medical,
Inc.
668,976
0.1
9,150
(1)
Sotera Health Co.
137,067
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
9,195
STERIS PLC
$ 2,017,567
0.2
5,970
(1)
Tandem Diabetes Care,
Inc.
123,997
0.0
15,099
(1)
Teladoc Health, Inc.
280,690
0.0
4,354
Teleflex, Inc.
855,169
0.1
9,354
(1)
Tenet Healthcare Corp.
616,335
0.1
6,267
(1)
Ultragenyx
Pharmaceutical, Inc.
223,419
0.0
4,184
(1)
United Therapeutics
Corp.
945,040
0.1
5,616  Universal Health
Services, Inc. - Class B
706,100
0.1
13,427
(1)
Veeva Systems, Inc. -
Class A
2,731,723
0.3
110,888
Viatris, Inc.
1,093,356
0.1
5,428
(1)
Waters Corp.
1,488,412
0.2
6,857  West Pharmaceutical
Services, Inc.
2,572,815
0.3
19,470  Zimmer Biomet
Holdings, Inc.
2,184,923
0.3
96,853,585
10.9
Industrials : 18.5%
11,373
A. O. Smith Corp.
752,096
0.1
2,891
Acuity Brands, Inc.
492,366
0.1
6,314  Advanced Drainage
Systems, Inc.
718,723
0.1
12,133
AECOM
1,007,524
0.1
5,799
AGCO Corp.
685,906
0.1
9,586
Air Lease Corp.
377,784
0.0
11,616
(1)
Alaska Air Group, Inc.
430,721
0.1
8,133
Allegion PLC
847,459
0.1
8,417  Allison Transmission
Holdings, Inc.
497,108
0.1
9,291
AMERCO
486,756
0.1
60,199
(1)
American Airlines
Group, Inc.
771,149
0.1
21,314
AMETEK, Inc.
3,149,357
0.4
4,148  Armstrong World
Industries, Inc.
298,656
0.0
1,894
(1)
Avis Budget Group, Inc.
340,333
0.0
6,448
(1)
Axon Enterprise, Inc.
1,283,088
0.1
12,215
(1)
AZEK Co., Inc.
363,274
0.0
12,054  Booz Allen Hamilton
Holding Corp.
1,317,141
0.2
11,802
(1)
Builders FirstSource,
Inc.
1,469,231
0.2
8,461
BWX Technologies, Inc.
634,406
0.1
2,091
(1)
CACI International, Inc.
- Class A
656,428
0.1
4,597
Carlisle Cos., Inc.
1,191,818
0.1
77,211
Carrier Global Corp.
4,262,047
0.5
13,670
(1)
Ceridian HCM Holding,
Inc.
927,510
0.1
10,654  CH Robinson
Worldwide, Inc.
917,629
0.1
27,667
(1)(2)
ChargePoint Holdings,
Inc.
137,505
0.0
8,030
Cintas Corp.
3,862,510
0.4
43,612
(1)
Clarivate PLC
292,637
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,687
(1)
Clean Harbors, Inc.
$ 784,416
0.1
90,594
CNH Industrial NV
1,096,187
0.1
79,512
(1)
Copart, Inc.
3,426,172
0.4
9,991
(1)
Core & Main, Inc. -
Class A
288,240
0.0
37,461
(1)
CoStar Group, Inc.
2,880,376
0.3
4,445
Crane Co.
394,894
0.0
4,457
Crane Holdings Co.
247,676
0.0
13,140
Cummins, Inc.
3,001,964
0.3
3,534
Curtiss-Wright Corp.
691,356
0.1
59,497
Delta Air Lines, Inc.
2,201,389
0.2
11,220
Donaldson Co., Inc.
669,161
0.1
12,932
Dover Corp.
1,804,143
0.2
5,820
(1)
Driven Brands Holdings,
Inc.
73,274
0.0
25,242  Dun & Bradstreet
Holdings, Inc.
252,168
0.0
4,345
EMCOR Group, Inc.
914,145
0.1
11,297
Equifax, Inc.
2,069,384
0.2
5,228
Esab Corp.
367,110
0.0
14,093  Expeditors International
of Washington, Inc.
1,615,481
0.2
52,913
Fastenal Co.
2,891,166
0.3
19,120
Ferguson PLC
3,144,666
0.4
12,120
Flowserve Corp.
482,012
0.1
32,787
Fortive Corp.
2,431,484
0.3
11,715  Fortune Brands
Innovations, Inc.
728,204
0.1
3,084
(1)
FTI Consulting, Inc.
550,216
0.1
9,796
(1)
Gates Industrial Corp.
PLC
113,732
0.0
5,636
(1)
Generac Holdings, Inc.
614,099
0.1
16,614
Genpact Ltd.
601,427
0.1
15,487
Graco, Inc.
1,128,693
0.1
10,843
(1)
GXO Logistics, Inc.
635,942
0.1
12,301
(1)
Hayward Holdings, Inc.
173,444
0.0
4,181
HEICO Corp.
677,029
0.1
7,405
HEICO Corp. - Class A
956,874
0.1
12,460
(1)
Hertz Global Holdings,
Inc.
152,635
0.0
7,809
Hexcel Corp.
508,678
0.1
35,160  Howmet Aerospace,
Inc.
1,626,150
0.2
4,966
Hubbell, Inc.
1,556,394
0.2
3,632  Huntington Ingalls
Industries, Inc.
743,035
0.1
7,008
IDEX Corp.
1,457,804
0.2
37,525
Ingersoll Rand, Inc.
2,391,093
0.3
7,657
ITT, Inc.
749,697
0.1
11,663
Jacobs Solutions, Inc.
1,592,000
0.2
7,630  JB Hunt Transport
Services, Inc.
1,438,408
0.2
12,534
KBR, Inc.
738,754
0.1
5,519
(1)
Kirby Corp.
456,973
0.1
14,473  Knight-Swift
Transportation
Holdings, Inc.
725,821
0.1
3,313
Landstar System, Inc.
586,202
0.1
12,653
Leidos Holdings, Inc.
1,166,100
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,962  Lennox International,
Inc.
$ 1,109,091
0.1
5,172  Lincoln Electric
Holdings, Inc.
940,218
0.1
31,099
(1)
Lyft, Inc. - Class A
327,783
0.0
4,667
ManpowerGroup, Inc.
342,184
0.0
20,841
Masco Corp.
1,113,951
0.1
5,760
(1)
MasTec, Inc.
414,547
0.0
18,723  MDU Resources Group,
Inc.
366,596
0.0
4,594
(1)
Mercury Systems, Inc.
170,391
0.0
4,929
(1)
Middleby Corp.
630,912
0.1
3,414
MSA Safety, Inc.
538,217
0.1
4,256  MSC Industrial Direct
Co., Inc. - Class A
417,726
0.0
5,301
Nordson Corp.
1,183,024
0.1
15,245
nVent Electric PLC
807,833
0.1
9,141  Old Dominion Freight
Line, Inc.
3,739,949
0.4
6,040
Oshkosh Corp.
576,397
0.1
38,310
Otis Worldwide Corp.
3,076,676
0.3
8,322
Owens Corning
1,135,204
0.1
47,516
PACCAR, Inc.
4,039,810
0.5
11,843
Parker-Hannifin Corp.
4,613,085
0.5
5,175
(1)
Paycor HCM, Inc.
118,145
0.0
15,206
Pentair PLC
984,589
0.1
48,654
(1)(2)
Plug Power, Inc.
369,770
0.0
13,319
Quanta Services, Inc.
2,491,585
0.3
16,834
RB Global, Inc.
1,052,125
0.1
2,620
(1)
RBC Bearings, Inc.
613,421
0.1
6,129
Regal Rexnord Corp.
875,712
0.1
19,141
Republic Services, Inc.
2,727,784
0.3
9,746  Robert Half
International, Inc.
714,187
0.1
10,648  Rockwell Automation,
Inc.
3,043,944
0.3
23,646
Rollins, Inc.
882,705
0.1
4,161
Ryder System, Inc.
445,019
0.1
2,461
(1)
Saia, Inc.
981,078
0.1
5,075  Schneider National, Inc.
- Class B
140,527
0.0
4,980  Science Applications
International Corp.
525,589
0.1
13,978  Sensata Technologies
Holding PLC
528,648
0.1
4,119
(1)
SiteOne Landscape
Supply, Inc.
673,251
0.1
4,824
Snap-on, Inc.
1,230,409
0.1
55,107
Southwest Airlines Co.
1,491,747
0.2
9,686  Spirit AeroSystems
Holdings, Inc. - Class A
156,332
0.0
20,142  SS&C Technologies
Holdings, Inc.
1,058,261
0.1
14,191  Stanley Black & Decker,
Inc.
1,186,084
0.1
8,533
(1)
Stericycle, Inc.
381,510
0.0
19,554
(1)
Sunrun, Inc.
245,598
0.0
4,911
Tetra Tech, Inc.
746,619
0.1
18,321
Textron, Inc.
1,431,603
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
5,791
Timken Co.
$ 425,581
0.0
9,646
Toro Co.
801,583
0.1
21,103  Trane Technologies
PLC
4,282,010
0.5
4,858
(1)
TransDigm Group, Inc.
4,095,926
0.5
17,900
TransUnion
1,285,041
0.1
10,064
(1)
Trex Co., Inc.
620,244
0.1
714
(1)
U-Haul Holding Co.
38,963
0.0
30,281
(1)
United Airlines Holdings,
Inc.
1,280,886
0.1
6,357
United Rentals, Inc.
2,826,132
0.3
1,922
Valmont Industries, Inc.
461,684
0.1
13,223
Verisk Analytics, Inc.
3,123,802
0.4
31,813
Vertiv Holdings Co.
1,183,444
0.1
3,077
Watsco, Inc.
1,162,244
0.1
4,100  WESCO International,
Inc.
589,662
0.1
16,530  Westinghouse Air Brake
Technologies Corp.
1,756,643
0.2
18,226
(1)
WillScot Mobile Mini
Holdings Corp.
758,019
0.1
5,481
Woodward, Inc.
681,069
0.1
4,136
WW Grainger, Inc.
2,861,450
0.3
10,556
(1)
XPO, Inc.
788,111
0.1
21,986
Xylem, Inc.
2,001,386
0.2
163,631,146
18.5
Information Technology : 14.5%
14,264
(1)
Akamai Technologies,
Inc.
1,519,687
0.2
6,943
(1)
Allegro MicroSystems,
Inc.
221,759
0.0
5,674
(1)
Alteryx, Inc. - Class A
213,853
0.0
10,946
Amdocs Ltd.
924,828
0.1
79
Amdocs Ltd.
6,675
0.0
54,039  Amphenol Corp. - Class
A
4,538,736
0.5
8,046
(1)
ANSYS, Inc.
2,394,087
0.3
19,456
(1)
AppLovin Corp. - Class
A
777,462
0.1
5,309
(1)
Arrow Electronics, Inc.
664,899
0.1
2,586
(1)
Aspen Technology, Inc.
528,216
0.1
8,420
Avnet, Inc.
405,760
0.0
17,809  Bentley Systems, Inc. -
Class B
893,299
0.1
9,506
(1)
BILL Holdings, Inc.
1,032,066
0.1
10,865  Broadridge Financial
Solutions, Inc.
1,945,378
0.2
18,641
(1)
CCC Intelligent
Solutions Holdings, Inc.
248,857
0.0
12,531
CDW Corp.
2,528,255
0.3
13,745
(1)
Ciena Corp.
649,589
0.1
5,115
(1)
Cirrus Logic, Inc.
378,305
0.0
26,661
(1)
Cloudflare, Inc. - Class
A
1,680,709
0.2
16,008
Cognex Corp.
679,380
0.1
47,077  Cognizant Technology
Solutions Corp. - Class
A
3,188,996
0.4
11,044
(1)
Coherent Corp.
360,476
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
4,068
Concentrix Corp.
$ 325,888
0.0
17,150
(1)
Confluent, Inc. - Class A
507,812
0.1
70,520
Corning, Inc.
2,148,744
0.2
19,507
(1)
Crowdstrike Holdings,
Inc. - Class A
3,265,082
0.4
25,319
(1)
Datadog, Inc. - Class A
2,306,308
0.3
18,748
(1)
DocuSign, Inc.
787,416
0.1
5,482  Dolby Laboratories, Inc.
- Class A
434,503
0.1
11,580
(1)
DoubleVerify Holdings,
Inc.
323,661
0.0
23,912
(1)
Dropbox, Inc. - Class A
651,124
0.1
19,470
(1)
DXC Technology Co.
405,560
0.0
22,272
(1)
Dynatrace, Inc.
1,040,771
0.1
7,207
(1)
Elastic NV
585,497
0.1
12,337
(1)
Enphase Energy, Inc.
1,482,291
0.2
13,841
Entegris, Inc.
1,299,808
0.1
5,154
(1)
EPAM Systems, Inc.
1,317,826
0.2
4,382
(1)
Euronet Worldwide, Inc.
347,843
0.0
5,586
(1)
F5, Inc.
900,128
0.1
2,246
(1)
Fair Isaac Corp.
1,950,718
0.2
9,865
(1)
First Solar, Inc.
1,594,085
0.2
6,589
(1)
Five9, Inc.
423,673
0.1
6,663
(1)
FleetCor Technologies,
Inc.
1,701,330
0.2
7,116
(1)
Gartner, Inc.
2,445,129
0.3
51,345
Gen Digital, Inc.
907,780
0.1
8,123
(1)
Gitlab, Inc. - Class A
367,322
0.0
7,269
(1)(2)
GLOBALFOUNDRIES,
Inc.
422,983
0.1
3,820
(1)
Globant SA
755,787
0.1
14,290
(1)
GoDaddy, Inc. - Class A
1,064,319
0.1
7,558
(1)
Guidewire Software,
Inc.
680,220
0.1
9,006
(1)
HashiCorp, Inc. - Class
A
205,607
0.0
119,911  Hewlett Packard
Enterprise Co.
2,082,854
0.2
80,114
HP, Inc.
2,058,930
0.2
4,231
(1)
HubSpot, Inc.
2,083,768
0.2
3,982
(1)
Informatica, Inc. - Class
A
83,901
0.0
2,779
(1)
IPG Photonics Corp.
282,180
0.0
11,817
Jabil, Inc.
1,499,459
0.2
6,741  Jack Henry &
Associates, Inc.
1,018,835
0.1
29,499
Juniper Networks, Inc.
819,777
0.1
16,452
(1)
Keysight Technologies,
Inc.
2,176,764
0.2
21,031
(1)
Kyndryl Holdings, Inc.
317,568
0.0
12,625
(1)
Lattice Semiconductor
Corp.
1,084,866
0.1
2,242
Littelfuse, Inc.
554,491
0.1
6,331
(1)
Lumentum Holdings,
Inc.
286,035
0.0
5,712
(1)
Manhattan Associates,
Inc.
1,129,034
0.1
79,202
Marvell Technology, Inc.
4,287,204
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
49,845  Microchip Technology,
Inc.
$ 3,890,402
0.4
6,150
MKS Instruments, Inc.
532,221
0.1
6,089
(1)
MongoDB, Inc.
2,105,942
0.2
4,206  Monolithic Power
Systems, Inc.
1,943,172
0.2
12,141  National Instruments
Corp.
723,846
0.1
6,464
(1)
nCino, Inc.
205,555
0.0
11,821
(1)
NCR Corp.
318,812
0.0
19,527
NetApp, Inc.
1,481,709
0.2
5,194
(1)
New Relic, Inc.
444,710
0.1
21,288
(1)
Nutanix, Inc. - Class A
742,525
0.1
13,920
(1)
Okta, Inc.
1,134,619
0.1
39,958
(1)
ON Semiconductor
Corp.
3,714,096
0.4
173,578
(1)
Palantir Technologies,
Inc. - Class A
2,777,248
0.3
29,862
Paychex, Inc.
3,443,985
0.4
4,788
Paycom Software, Inc.
1,241,385
0.1
3,892
(1)
Paylocity Holding Corp.
707,176
0.1
3,885
Pegasystems, Inc.
168,648
0.0
7,273
(1)
Procore Technologies,
Inc.
475,072
0.1
10,619
(1)
PTC, Inc.
1,504,500
0.2
26,064
(1)
Pure Storage, Inc. -
Class A
928,400
0.1
9,068
(1)
Qorvo, Inc.
865,722
0.1
7,905
(1)
RingCentral, Inc. -
Class A
234,225
0.0
21,311
(1)
SentinelOne, Inc. -
Class A
359,303
0.0
14,739  Skyworks Solutions,
Inc.
1,453,118
0.2
11,626
(1)
Smartsheet, Inc. - Class
A
470,388
0.1
14,150
(1)
Splunk, Inc.
2,069,438
0.2
3,851
TD SYNNEX Corp.
384,561
0.0
4,319
(1)
Teledyne Technologies,
Inc.
1,764,657
0.2
9,304
(1)
Teradata Corp.
418,866
0.0
14,448
Teradyne, Inc.
1,451,446
0.2
22,839
(1)
Trimble, Inc.
1,230,109
0.1
15,690
(1)
Twilio, Inc. - Class A
918,336
0.1
3,858
(1)
Tyler Technologies, Inc.
1,489,728
0.2
389
Ubiquiti, Inc.
56,522
0.0
34,811
(1)
UiPath, Inc. - Class A
595,616
0.1
26,638
(1)
Unity Software, Inc.
836,167
0.1
4,329
Universal Display Corp.
679,610
0.1
8,391
(1)
VeriSign, Inc.
1,699,429
0.2
10,824
(1)
Viasat, Inc.
199,811
0.0
14,421
Vontier Corp.
445,897
0.1
29,614
(1)
Western Digital Corp.
1,351,287
0.2
34,674
Western Union Co.
457,003
0.1
11,491
(1)
Wolfspeed, Inc.
437,807
0.1
4,744
(1)
Zebra Technologies
Corp. - Class A
1,122,098
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
23,248
(1)
Zoom Video
Communications, Inc. -
Class A
$ 1,625,965
0.2
8,090
(1)
Zscaler, Inc.
1,258,723
0.1
128,556,008
14.5
Materials : 5.9%
10,854
Albemarle Corp.
1,845,614
0.2
16,474
Alcoa Corp.
478,734
0.0
137,174
Amcor PLC
1,256,514
0.1
6,062
AptarGroup, Inc.
757,992
0.1
13,434  Ardagh Metal
Packaging SA
42,048
0.0
4,392
Ashland, Inc.
358,739
0.0
7,484
Avery Dennison Corp.
1,367,102
0.2
20,504
(1)
Axalta Coating Systems
Ltd.
551,558
0.1
28,559
Ball Corp.
1,421,667
0.2
11,044
Berry Global Group, Inc.
683,734
0.1
9,160
Celanese Corp.
1,149,763
0.1
18,123  CF Industries Holdings,
Inc.
1,553,866
0.2
13,775
Chemours Co.
386,389
0.0
47,097
(1)
Cleveland-Cliffs, Inc.
736,126
0.1
66,112
Corteva, Inc.
3,382,290
0.4
9,832
Crown Holdings, Inc.
869,935
0.1
42,549  DuPont de Nemours,
Inc.
3,173,730
0.4
3,257
Eagle Materials, Inc.
542,356
0.1
10,989
Eastman Chemical Co.
843,076
0.1
20,682
Element Solutions, Inc.
405,574
0.0
11,574
FMC Corp.
775,111
0.1
142,265
(1)(2)
Ginkgo Bioworks
Holdings, Inc.
257,500
0.0
28,217  Graphic Packaging
Holding Co.
628,675
0.1
15,663
Huntsman Corp.
382,177
0.0
23,672  International Flavors &
Fragrances, Inc.
1,613,720
0.2
32,100
International Paper Co.
1,138,587
0.1
5,954
Louisiana-Pacific Corp.
329,078
0.0
23,986  LyondellBasell
Industries NV - Class A
2,271,474
0.3
5,723  Martin Marietta
Materials, Inc.
2,349,177
0.3
30,674
Mosaic Co.
1,091,994
0.1
9,637
(1)
MP Materials Corp.
184,067
0.0
577
NewMarket Corp.
262,558
0.0
23,330
Nucor Corp.
3,647,645
0.4
11,966
Olin Corp.
598,061
0.1
8,201  Packaging Corp. of
America
1,259,264
0.1
21,751
PPG Industries, Inc.
2,823,280
0.3
5,420  Reliance Steel &
Aluminum Co.
1,421,287
0.2
6,076
Royal Gold, Inc.
646,061
0.1
11,786
RPM International, Inc.
1,117,431
0.1
3,826
Scotts Miracle-Gro Co.
197,728
0.0
13,323
Sealed Air Corp.
437,794
0.0
7,741
Silgan Holdings, Inc.
333,714
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
9,059
Sonoco Products Co.
$ 492,357
0.1
19,113
SSR Mining, Inc.
254,012
0.0
14,891
Steel Dynamics, Inc.
1,596,613
0.2
20,511  United States Steel
Corp.
666,197
0.1
15,328
Valvoline, Inc.
494,175
0.1
12,276
Vulcan Materials Co.
2,479,997
0.3
2,999
Westlake Corp.
373,885
0.0
23,543
Westrock Co.
842,839
0.1
52,773,265
5.9
Real Estate : 7.3%
8,511
Agree Realty Corp.
470,148
0.1
15,901  Alexandria Real Estate
Equities, Inc.
1,591,690
0.2
30,862  American Homes 4
Rent - Class A
1,039,741
0.1
25,025  Americold Realty Trust,
Inc.
761,010
0.1
13,787  Apartment Income REIT
Corp.
423,261
0.0
13,133  AvalonBay
Communities, Inc.
2,255,461
0.3
14,537
Boston Properties, Inc.
864,661
0.1
27,739  Brixmor Property
Group, Inc.
576,416
0.1
9,617
Camden Property Trust
909,576
0.1
28,722
(1)
CBRE Group, Inc. -
Class A
2,121,407
0.2
14,021
Cousins Properties, Inc.
285,608
0.0
20,729
CubeSmart
790,397
0.1
27,671
Digital Realty Trust, Inc.
3,348,744
0.4
4,064  EastGroup Properties,
Inc.
676,778
0.1
6,877
EPR Properties
285,670
0.0
16,466  Equity LifeStyle
Properties, Inc.
1,049,049
0.1
34,583
Equity Residential
2,030,368
0.2
5,918  Essex Property Trust,
Inc.
1,255,149
0.1
19,390  Extra Space Storage,
Inc.
2,357,436
0.3
7,492  Federal Realty
Investment Trust
679,000
0.1
12,231  First Industrial Realty
Trust, Inc.
582,073
0.1
23,323  Gaming and Leisure
Properties, Inc.
1,062,363
0.1
35,199  Healthcare Realty Trust,
Inc.
537,489
0.1
50,717  Healthpeak Properties,
Inc.
931,164
0.1
9,641  Highwoods Properties,
Inc.
198,701
0.0
65,532  Host Hotels & Resorts,
Inc.
1,053,099
0.1
3,118
(1)
Howard Hughes
Holdings, Inc.
231,137
0.0
56,662
Invitation Homes, Inc.
1,795,619
0.2
26,846
Iron Mountain, Inc.
1,595,995
0.2

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate: (continued)
4,391
(1)
Jones Lang LaSalle,
Inc.
$ 619,921
0.1
10,808
Kilroy Realty Corp.
341,641
0.0
56,086
Kimco Realty Corp.
986,553
0.1
8,053  Lamar Advertising Co. -
Class A
672,184
0.1
55,004
(2)
Medical Properties
Trust, Inc.
299,772
0.0
10,763  Mid-America Apartment
Communities, Inc.
1,384,660
0.2
16,812  National Retail
Properties, Inc.
594,136
0.1
7,396  National Storage
Affiliates Trust
234,749
0.0
21,704  Omega Healthcare
Investors, Inc.
719,705
0.1
19,776  Park Hotels & Resorts,
Inc.
243,640
0.0
13,602
Rayonier, Inc.
387,113
0.0
62,436
Realty Income Corp.
3,118,054
0.4
16,746
Regency Centers Corp.
995,382
0.1
19,066  Rexford Industrial
Realty, Inc.
940,907
0.1
9,956  SBA Communications
Corp.
1,992,892
0.2
30,071  Simon Property Group,
Inc.
3,248,570
0.4
13,056  Spirit Realty Capital,
Inc.
437,768
0.1
16,639
STAG Industrial, Inc.
574,212
0.1
11,391
Sun Communities, Inc.
1,348,011
0.2
30,413
UDR, Inc.
1,084,832
0.1
37,039
Ventas, Inc.
1,560,453
0.2
93,026
VICI Properties, Inc.
2,707,057
0.3
16,379
Vornado Realty Trust
371,476
0.0
46,052
Welltower, Inc.
3,772,580
0.4
67,902
Weyerhaeuser Co.
2,081,875
0.2
19,650
WP Carey, Inc.
1,062,672
0.1
5,122
(1)
Zillow Group, Inc. -
Class A
229,414
0.0
14,316
(1)
Zillow Group, Inc. -
Class C
660,826
0.1
64,430,265
7.3
Utilities : 5.3%
61,913
AES Corp.
941,078
0.1
23,291
Alliant Energy Corp.
1,128,449
0.1
24,279
Ameren Corp.
1,816,798
0.2
18,066  American Water Works
Co., Inc.
2,237,113
0.3
13,362
Atmos Energy Corp.
1,415,437
0.2
6,583
Avangrid, Inc.
198,609
0.0
12,339  Brookfield Renewable
Corp. - Class A
295,396
0.0
58,510
CenterPoint Energy, Inc.
1,570,994
0.2
3,247  Clearway Energy, Inc. -
Class A
64,680
0.0
7,590  Clearway Energy, Inc. -
Class C
160,604
0.0
26,964
CMS Energy Corp.
1,432,058
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
32,156  Consolidated Edison,
Inc.
$ 2,750,303
0.3
30,364  Constellation Energy
Corp.
3,312,105
0.4
19,101
DTE Energy Co.
1,896,347
0.2
35,046
Edison International
2,218,061
0.3
19,624
Entergy Corp.
1,815,220
0.2
22,500
Essential Utilities, Inc.
772,425
0.1
20,641
Evergy, Inc.
1,046,499
0.1
32,320
Eversource Energy
1,879,408
0.2
50,491
FirstEnergy Corp.
1,725,782
0.2
10,149  Hawaiian Electric
Industries, Inc.
124,934
0.0
4,679
IDACORP, Inc.
438,188
0.0
8,231
National Fuel Gas Co.
427,271
0.0
38,319
NiSource, Inc.
945,713
0.1
21,389
NRG Energy, Inc.
823,904
0.1
18,526
OGE Energy Corp.
617,472
0.1
185,055
(1)
PG&E Corp.
2,984,937
0.3
10,494  Pinnacle West Capital
Corp.
773,198
0.1
68,430
PPL Corp.
1,612,211
0.2
46,086  Public Service
Enterprise Group, Inc.
2,622,754
0.3
19,361
UGI Corp.
445,303
0.1
34,153
Vistra Corp.
1,133,197
0.1
29,259  WEC Energy Group,
Inc.
2,356,812
0.3
51,063
Xcel Energy, Inc.
2,921,825
0.3
46,905,085
5.3
Total Common Stock
(Cost $484,551,102)
883,118,348
99.6
EXCHANGE-TRADED FUNDS : 0.0%
8,406  iShares Russell Mid-
Cap ETF
582,115
0.0
Total Exchange-Traded
Funds
(Cost $573,529)
582,115
0.0
OTHER : —%
Communication Services : —%
14,786
(1)(4)(5)
GCI Liberty, Inc. - Class
A
—
—
Total Other
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $485,124,631)
883,700,463
99.6

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.8%
Repurchase Agreements : 0.6%
1,319,352
(6)
Bethesda Securities
LLC, Repurchase
Agreement dated
09/29/2023, 5.390%,
due 10/02/2023
(Repurchase
Amount $1,319,936,
collateralized by various
U.S. Government
Agency Obligations,
3.062%-6.000%, Market
Value plus accrued
interest $1,345,739, due
08/01/28-07/01/53)
$ 1,319,352
0.1
1,346,277
(6)
Citigroup Global
Markets Inc.,
Repurchase
Agreement dated
09/29/2023, 5.300%,
due 10/02/2023
(Repurchase
Amount $1,346,863,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
7.087%, Market Value
plus accrued interest
$1,373,203, due
08/05/25-05/20/72)
1,346,277
0.2
288,454
(6)
Daiwa Capital
Markets, Repurchase
Agreement dated
09/29/2023, 5.320%,
due 10/02/2023
(Repurchase Amount
$288,580, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $294,241, due
01/31/24-10/01/53)
288,454
0.0
1,332,815
(6)
Industrial & Comm.
Bank of China,
Repurchase
Agreement dated
09/29/2023, 5.330%,
due 10/02/2023
(Repurchase
Amount $1,333,399,
collateralized by various
U.S. Government
Securities, 0.000%-
7.500%, Market Value
plus accrued interest
$1,359,471, due
10/31/23-02/15/53)
1,332,815
0.1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,346,277
(6)
National Bank
Financial, Repurchase
Agreement dated
09/29/2023, 5.340%,
due 10/02/2023
(Repurchase
Amount $1,346,868,
collateralized by various
U.S. Government
Securities, 0.000%-
4.750%, Market Value
plus accrued interest
$1,373,203, due
10/02/23)
$ 1,346,277
0.2
Total Repurchase
Agreements
(Cost $5,633,175)
5,633,175
0.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
1,202,000
(7)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $1,202,000) $ 1,202,000 0.2
Total Short-Term
Investments
(Cost $6,835,175)
6,835,175
0.8
Total Investments in
Securities
(Cost $491,959,806) $ 890,535,638 100.4
Liabilities in Excess of
Other Assets (3,782,075) (0.4)
Net Assets $ 886,753,563 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Investment in affiliate.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)

Voya Russell™ Mid Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 883,118,348 $ — $ — $ 883,118,348
Exchange-Traded Funds 582,115 — — 582,115
Other — — — —
Short-Term Investments 1,202,000 5,633,175 — 6,835,175
Total Investments, at fair value $ 884,902,463 $ 5,633,175 $ — $ 890,535,638
Liabilities Table
Other Financial Instruments+
Futures $ (99,651) $ — $ — $ (99,651)
Total Liabilities $ (99,651) $ — $ — $ (99,651)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Financial, Inc.
$ 773,606 $ 35,751 $ (132,176) $ (73,948) $ 603,233 $ — $ 151,411 $ —
$ 773,606 $ 35,751 $ (132,176) $ (73,948) $ 603,233 $ — $ 151,411 $ —
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At September 30, 2023, Voya Russell™ Mid Cap Index Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
At September 30, 2023, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index 11 12/15/23 $ 2,772,440 $ (99,651)
$ 2,772,440 $ (99,651)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 452,134,114
Gross Unrealized Depreciation (53,558,282)
Net Unrealized Appreciation $ 398,575,832